Acquisition of Alpha Mind (Details) ¥ in Thousands, $ in Thousands	Jun. 24, 2024 USD ($)	Dec. 28, 2023 USD ($)	Dec. 28, 2023 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)	Dec. 28, 2023 CNY (¥)
Acquisition of Alpha Mind [Line Items]
Goodwill				$ 3,375	¥ 23,283	¥ 23,283
Alpha Mind [Member]
Acquisition of Alpha Mind [Line Items]
Percentage of issued and outstanding shares		100.00%					100.00%
Total consideration		$ 180,000					¥ 1,299,654
Outstanding principal amount	$ 27,342
Goodwill		$ 177,862					¥ 1,284,218
Alpha Mind [Member] | Promissory Note [Member]
Acquisition of Alpha Mind [Line Items]
Maturity days		90 days	90 days
Interest rate		3.00%	3.00%
Alpha Mind [Member] | MMTEC, Inc. [Member] | Promissory Note [Member]
Acquisition of Alpha Mind [Line Items]
Issued amount		$ 153,000	¥ 1,104,706
Alpha Mind [Member] | Burgeon Capital, Inc. [Member] | Promissory Note [Member]
Acquisition of Alpha Mind [Line Items]
Issued amount		$ 27,000	¥ 194,948
USD [Member]
Acquisition of Alpha Mind [Line Items]
Exchange rate				0.01	0.01
USD [Member] | Alpha Mind [Member]
Acquisition of Alpha Mind [Line Items]
Exchange rate		0.01					0.01
RMB [Member]
Acquisition of Alpha Mind [Line Items]
Exchange rate				0.06898	0.06898
RMB [Member] | Alpha Mind [Member]
Acquisition of Alpha Mind [Line Items]
Exchange rate		0.072203					0.072203